Financial risk management (Details) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Assets:
Cash and cash equivalents	₨ 14,852	$ 196	₨ 14,829
Other investments			151
Trade and other receivables	66,818		49,759
Total	292,827	3,860	265,491
Liabilities:
Trade and other payables	25,572	337	23,744
Long-term borrowings	5,746	76	6,299
Short-term borrowings	27,082	357	23,136
Other liabilities and provisions	26,238		23,233
Total	102,300	$ 1,348	92,429
Foreign Currency Risk from Non-derivative Financial Instruments [Member]
Assets:
Cash and cash equivalents	11,840		12,894
Other investments	26		24
Trade and other receivables	45,914		31,910
Other assets	164		223
Total	57,944		45,051
Liabilities:
Trade and other payables	9,500		5,687
Long-term borrowings	1,982		2,329
Short-term borrowings			7,374
Other liabilities and provisions	6,940		5,103
Total	18,422		20,493
US Dollars [Member] | Non-derivative financial instruments [Member]
Assets:
Cash and cash equivalents	11,468		12,643
Other investments	26		24
Trade and other receivables	44,443		30,247
Other assets	125		184
Total	56,062		43,098
Liabilities:
Trade and other payables	6,742		4,207
Long-term borrowings	1,885		2,216
Short-term borrowings			3,657
Other liabilities and provisions	6,258		4,665
Total	14,885		14,745
Euro [Member] | Non-derivative financial instruments [Member]
Assets:
Cash and cash equivalents	205		129
Other investments	0		0
Trade and other receivables	382		841
Other assets	19		20
Total	606		990
Liabilities:
Trade and other payables	2,019		1,270
Long-term borrowings	29		52
Short-term borrowings			0
Other liabilities and provisions	146		65
Total	2,194		1,387
Russian roubles [Member] | Non-derivative financial instruments [Member]
Assets:
Cash and cash equivalents	80		30
Other investments	0		0
Trade and other receivables	945		721
Other assets	3		3
Total	1,028		754
Liabilities:
Trade and other payables	455		0
Long-term borrowings	16		18
Short-term borrowings			3,717
Other liabilities and provisions	123		81
Total	594		3,816
Other Currency [Member] | Non-derivative financial instruments [Member]
Assets:
Cash and cash equivalents	87		92
Other investments	0		0
Trade and other receivables	144		101
Other assets	17		16
Total	248		209
Liabilities:
Trade and other payables	284		210
Long-term borrowings	52		43
Short-term borrowings			0
Other liabilities and provisions	413		292
Total	₨ 749		₨ 545